Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Dividends on Ordinary Shares Declared and Paid
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2019 Pence per share	2018 Pence per share	2017 Pence per share	2019 £m	2018 £m	2017 £m
In respect of current year - first interim	0.53	0.81	1.04	164	250	323
- second interim	0.49	2.15	0.74	151	668	230
- third interim	0	0.71	—	0	221	—

	1.02	3.67	1.78	315	1,139	553